Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance measures of the Company. For more information, refer to the “Compensation Discussion and Analysis” section of this proxy statement beginning on page 55.

Year (a)	Summary Compensation Table Total for CEO(1) ($)(b)	Compensation Actually Paid to CEO(2) ($)(c)	Average Summary Compensation Table Total for non-CEO NEOs(3) ($)(d)	Average Compensation Actually Paid to non-CEO NEOs(4) ($)(e)	Value of initial fixed $100 investment based on:		Net Income (Loss)(7) ($)(h)	Company-Selected Performance Measure: Adj. EPS(8) ($)(i)
					Company TSR(5) ($)(f)	Peer Group Total Shareholder Return(6) ($)(g)
2022	12,617,035	16,957,757	2,943,662	3,716,852	179.76	134.55	192,000,000	2.71
2021	12,024,347	22,501,119	2,595,828	3,781,778	160.59	117.91	35,000,000	2.43
2020	9,864,381	9,222,322	2,218,991	2,138,848	103.16	109.22	(42,000,000)	1.74
(1)

The amounts in this column are the amounts of total compensation reported for Mr. Bradie for each corresponding year in the “Total” column of the Summary Compensation Table on page 76.

(2)

The amounts in this column represent the amount of “Compensation Actually Paid” to Mr. Bradie, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bradie during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Bradie’s total compensation for each year to determine the “Compensation Actually Paid”:

Year	Reported Summary Compensation table total for CEO ($)	Reported value of equity awards(a) ($)	Equity award adjustments(b) ($)	Reported change in the actuarial present value of pension benefits(c) ($)	Pension benefit adjustments ($)	Compensation Actually Paid to CEO ($)
2022	12,617,035	(4,641,028)	8,981,750	—	—	16,957,757
2021	12,024,347	(4,256,264)	14,733,036	—	—	22,501,119
2020	9,864,381	(3,614,585)	2,972,526	—	—	9,222,322
(a)

This column reflects the grant date fair value of equity awards, which are the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end fair value of equity awards granted in year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2022	5,553,263	3,224,991	—	131,229	—	72,267	8,981,750
2021	8,574,868	6,082,602	—	7,120	—	68,446	14,733,036
2020	4,852,517	(1,404,632)	—	(551,461)	—	76,102	2,972,526
(c) Mr. Bradie does not participate in any KBR-sponsored defined benefit or actuarial pension plans.

(3)

The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Bradie) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Bradie) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Bright, Ibrahim, and Sopp and Ms. Myles; (ii) for 2021, Messrs. Bright, Ibrahim, Kelly, and Sopp and Ms. Akerson; and (iii) for 2020, Messrs. Bright, Ibrahim, and Sopp and Ms. Akerson.

(4)

The amounts in this column represent the average amount of “Compensation Actually Paid” to the named executive officers as a group (excluding Mr. Bradie), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Bradie) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Bradie) for each year to determine the “Compensation Actually Paid,” using the same methodology described above in Note 2:

Year	Average reported Summary Compensation Table total for non-CEO named executive officers ($)	Average reported value of equity awards(a) ($)	Average equity award adjustments(b) ($)	Average reported change in the actuarial present value of pension benefits(c) ($)	Average pension benefit adjustments ($)	Average Compensation Actually Paid to non-CEO named executive officers ($)
2022	2,943,662	(762,467)	1,535,657	—	—	3,716,852
2021	2,595,828	(721,882)	1,907,832	—	—	3,781,778
2020	2,218,991	(628,951)	548,808	—	—	2,138,848
(a)

This column reflects the average grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, for the named executive officers as a group (excluding Mr. Bradie).

(b)

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average year-end fair value of equity awards granted in year ($)	Year over year average change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year average change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total average equity award adjustments ($)
2022	912,352	605,404	—	7,066	—	10,835	1,535,657
2021	1,239,559	802,342	—	2,557	(147,871)	11,245	1,907,832
2020	844,368	(213,742)	—	(93,908)	—	12,090	548,808
(c) Our Named Executive Officers do not participate in any KBR-sponsored defined benefit or actuarial pension plans.
(5)

Cumulative total shareholder return (“TSR”) is the cumulative TSR on shares of our common stock assuming an investment of $100 on December 31, 2019, and reinvestment of all dividends.

(6)

The peer group used for this purpose is our Core Peer Group as used by the Company for benchmarking purposes for the years indicated, and as further discussed in the “Compensation Discussion and Analysis” sections of this proxy statement and the proxy statements filed by the Company on April 4, 2022, and April 5, 2021. Peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of 2022. TSR calculations reflect reinvestment of dividends. The Core Peer Group for 2020 is composed of the following companies: AECOM Technology Corporation, Booz Allen Hamilton Holding Corporation, CACI International Inc, EMCOR Group, Inc., Fluor Corporation, Jacobs Solutions Inc. (formerly Jacobs Engineering Group Inc.), Leidos Holdings, Inc., ManTech International Corporation, Quanta Services, Inc., Science Applications International Corporation, TechnipFMC plc, and Vectrus, Inc. McDermott International, Inc., which was a constituent of our Core Peer Group for 2020, filed for chapter 11 bankruptcy protection in January 2020 and emerged in June 2020, and it therefore has been excluded in determining our peer group TSR for 2020. The Core Peer Group for 2021 is composed of the following companies: Booz Allen Hamilton Holding Corporation, CACI International Inc, Fluor Corporation, Jacobs Solutions Inc. (formerly Jacobs Engineering Group Inc.), Leidos Holdings, Inc., ManTech International Corporation, Parsons Corporation, Science Applications International Corporation, and Unisys Corporation. Perspecta Inc., which was a constituent of our Core Peer Group for 2021, was taken private and ceased being publicly traded in May 2021, and it therefore has been excluded in determining our peer group TSR for 2021. The Core Peer Group for 2022 is composed of the following companies: Booz Allen Hamilton Holding Corporation, CACI International Inc, Fluor Corporation, Jacobs Solutions Inc. (formerly Jacobs Engineering Group Inc.), Leidos Holdings, Inc., Parsons Corporation, and Science Applications International Corporation. ManTech International Corporation, which was a constituent of our Core Peer Group for 2022, was taken private and ceased being publicly traded in September 2022, and it therefore has been excluded in determining our peer group TSR for 2022.

(7)

The amounts reported represent the amount of GAAP net income (loss) reflected in the Company’s audited financial statements for the applicable year. The net income (loss) figures for the years ended December 31, 2021, and 2020, are adjusted to reflect our adoption of ASU No. 2020-06 on January 1, 2022, using the full retrospective method.

(8)

The adjusted EPS figures for the years ended December 31, 2021, and 2020, are adjusted to reflect our adoption of ASU No. 2020-06 on January 1, 2022, using the full retrospective method. Adjusted EPS or adjusted earnings per share is a non-GAAP financial measure. See the section titled “Non-GAAP Reconciliation: Adjusted EBITDA, Adjusted EPS and Adjusted Operating Cash Flow” at the end of this proxy statement for further information, including reconciliation of adjusted EPS to the most directly comparable GAAP measure.

Named Executive Officers, Footnote [Text Block]		The amounts in this column are the amounts of total compensation reported for Mr. Bradie for each corresponding year in the “Total” column of the Summary Compensation Table on page 76.
Peer Group Issuers, Footnote [Text Block]		The peer group used for this purpose is our Core Peer Group as used by the Company for benchmarking purposes for the years indicated, and as further discussed in the “Compensation Discussion and Analysis” sections of this proxy statement and the proxy statements filed by the Company on April 4, 2022, and April 5, 2021. Peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of 2022. TSR calculations reflect reinvestment of dividends. The Core Peer Group for 2020 is composed of the following companies: AECOM Technology Corporation, Booz Allen Hamilton Holding Corporation, CACI International Inc, EMCOR Group, Inc., Fluor Corporation, Jacobs Solutions Inc. (formerly Jacobs Engineering Group Inc.), Leidos Holdings, Inc., ManTech International Corporation, Quanta Services, Inc., Science Applications International Corporation, TechnipFMC plc, and Vectrus, Inc. McDermott International, Inc., which was a constituent of our Core Peer Group for 2020, filed for chapter 11 bankruptcy protection in January 2020 and emerged in June 2020, and it therefore has been excluded in determining our peer group TSR for 2020. The Core Peer Group for 2021 is composed of the following companies: Booz Allen Hamilton Holding Corporation, CACI International Inc, Fluor Corporation, Jacobs Solutions Inc. (formerly Jacobs Engineering Group Inc.), Leidos Holdings, Inc., ManTech International Corporation, Parsons Corporation, Science Applications International Corporation, and Unisys Corporation. Perspecta Inc., which was a constituent of our Core Peer Group for 2021, was taken private and ceased being publicly traded in May 2021, and it therefore has been excluded in determining our peer group TSR for 2021. The Core Peer Group for 2022 is composed of the following companies: Booz Allen Hamilton Holding Corporation, CACI International Inc, Fluor Corporation, Jacobs Solutions Inc. (formerly Jacobs Engineering Group Inc.), Leidos Holdings, Inc., Parsons Corporation, and Science Applications International Corporation. ManTech International Corporation, which was a constituent of our Core Peer Group for 2022, was taken private and ceased being publicly traded in September 2022, and it therefore has been excluded in determining our peer group TSR for 2022.
PEO Total Compensation Amount		$ 12,617,035	$ 12,024,347	$ 9,864,381
PEO Actually Paid Compensation Amount	[1]	16,957,757	22,501,119	9,222,322
Non-PEO NEO Average Total Compensation Amount		2,943,662	2,595,828	2,218,991
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,716,852	3,781,778	2,138,848
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The Company identified adjusted EPS as the Company-Selected Measure, the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs to Company performance for the most recently completed fiscal year. The Company selected adjusted EPS because strong EPS generally increases the value of our stock, among other benefits, which we believe helps to align the interests of our NEOs and our stockholders. Adjusted EPS is the most heavily weighted performance measure under our 2022 STI plan, with Company performance on this measure driving 45% of the plan funding for the 2022 STI plan, as described in greater detail in our Compensation Discussion and Analysis.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

For 2022, the most important financial performance measures (including the Company-Selected Measure) that we used to link executive compensation actually paid to the NEOs to our performance, which are the performance metrics the Committee chose for our short-term and long-term incentive plans and are described in more detail in the “Compensation Discussion and Analysis” section of this proxy statement, are as follows, listed on an unranked basis:

•

Adjusted EPS

•

Adjusted Consolidated Operating Cash Flow

•

Relative TSR

•

Book-to-bill

•

Sustainability

Adjusted EPS and adjusted consolidated operating cash flow are non-GAAP financial measures. See the section titled “Non-GAAP Reconciliation: Adjusted EBITDA, Adjusted EPS and Adjusted Operating Cash Flow” at the end of this proxy statement for further information, including reconciliations of adjusted EPS and adjusted consolidated operating cash flow to the most directly comparable GAAP measures.

Total Shareholder Return Amount		$ 179.76	160.59	103.16
Peer Group Total Shareholder Return Amount		134.55	117.91	109.22
Net Income (Loss)		$ 192,000,000	$ 35,000,000	$ (42,000,000)
Company Selected Measure Amount | $ / shares		2.71	2.43	1.74
PEO Name		Mr. Bradie	Mr. Bradie	Mr. Bradie
Additional 402(v) Disclosure [Text Block]		The amounts in this column represent the average amount of “Compensation Actually Paid” to the named executive officers as a group (excluding Mr. Bradie), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Bradie) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Bradie) for each year to determine the “Compensation Actually Paid,” using the same methodology described above in Note 2:
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Consolidated Operating Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Book-to-bill
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Sustainability
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	$ (4,641,028)	$ (4,256,264)	$ (3,614,585)
PEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	8,981,750	14,733,036	2,972,526
PEO [Member] | Average Reported Changein Actuarial Present Valueof Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average year-end fair value of equity awards granted in year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,553,263	8,574,868	4,852,517
PEO [Member] | Year over year average change in fair value of outstanding and unvested equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,224,991	6,082,602	(1,404,632)
PEO [Member] | Average fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year over year average change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		131,229	7,120	(551,461)
PEO [Member] | Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		72,267	68,446	76,102
PEO [Member] | Total average equity award adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,981,750	14,733,036	2,972,526
Non-PEO NEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(762,467)	(721,882)	(628,951)
Non-PEO NEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	1,535,657	1,907,832	548,808
Non-PEO NEO [Member] | Average Reported Changein Actuarial Present Valueof Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average year-end fair value of equity awards granted in year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		912,352	1,239,559	844,368
Non-PEO NEO [Member] | Year over year average change in fair value of outstanding and unvested equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		605,404	802,342	(213,742)
Non-PEO NEO [Member] | Average fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year over year average change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,066	2,557	(93,908)
Non-PEO NEO [Member] | Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(147,871)
Non-PEO NEO [Member] | Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,835	11,245	12,090
Non-PEO NEO [Member] | Total average equity award adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,535,657	$ 1,907,832	$ 548,808
Mr Bradie | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Bradie	Mr. Bradie	Mr. Bradie
Messrs Bright | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Bright	Bright	Bright
Messrs Ibrahim | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Ibrahim	Ibrahim	Ibrahim
Messrs Sopp | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Sopp	Sopp	Sopp
Ms Myles | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Myles
Messrs Kelly | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Kelly
Ms Akerson | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Ms. Akerson	Ms. Akerson

[1]	The amounts in this column represent the amount of “Compensation Actually Paid” to Mr. Bradie, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bradie during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Bradie’s total compensation for each year to determine the “Compensation Actually Paid”:
[2]	This column reflects the grant date fair value of equity awards, which are the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[3]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[4]	This column reflects the average grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, for the named executive officers as a group (excluding Mr. Bradie).
[5]	The amounts deducted or added in calculating the total average equity award adjustments are as follows: